Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net of accumulated amortization, impairment charges and adjustments
	As of September 30, 2021				As of December 31, 2020
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
IPR&D Assets	$38,876	$(10,132)	$28,744	$38,876	$(8,399)	$30,477
Acquired patents	99	(99)	—	99	(85)	14
Total intangible assets	$38,975	$(10,231)	$28,744	$38,975	$(8,484)	$30,491

	As of December 31, 2020			As of December 31, 2019
	Cost	Accumulated Amortization*	Net	Cost	Accumulated Amortization*	Net
IPR&D Assets	$38,876	$(8,399)	$30,477	$35,275	$(7,624)	$27,651
Acquired patents	78	(64)	14	78	(39)	39
Total intangible assets	$38,954	$(8,463)	$30,491	$35,353	$(7,663)	$27,690

*        Accumulated Amortization of IPR&D Assets includes impairment charges as described below.

Schedule of individually material development projects in progress
	September 30, 2021 $	December 31, 2020 $
Stenoparib	25,957	27,522
Dovitinib	2,787	2,955
	28,744	30,477

	December 31,
	2020 $	2019 $
Stenoparib	27,522	24,970
Dovitinib	2,955	2,681
Total	30,477	27,651